Financial Assets and Financial Liabilities - Summary of Financial Assets and Financial Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost	¥ 12,486,410		¥ 10,699,413
Total	14,612,382	$ 2,258,028	14,303,746
Financial assets at fair value through profit or loss	6,258		9,235
Financial assets at amortised costs	6,812,781		7,289,277
Fair Value through OCI	7,793,343		7,005,234
Total	12,486,410	1,929,505	10,699,413
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost	39,778		60,007
Total	39,778	6,147	60,007
Quoted Equity Securities [member]
Disclosure of detailed information about financial instruments [line items]
Total	6,258	967	9,235
Financial assets at fair value through profit or loss	6,258		9,235
Trade and bill receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total	8,082,391	1,248,959	7,742,301
Financial assets at amortised costs	289,048		737,067
Fair Value through OCI	7,793,343		7,005,234
Other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total	76,195	11,774	161,292
Financial assets at amortised costs	76,195		161,292
Cash and bank balances [member]
Disclosure of detailed information about financial instruments [line items]
Total	6,447,538	996,328	6,390,918
Financial assets at amortised costs	6,447,538		6,390,918
Trade and other payables [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost	10,216,632		8,584,360
Total	10,216,632	1,578,760	8,584,360
Loans and borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost	2,230,000		2,055,046
Total	¥ 2,230,000	$ 344,598	¥ 2,055,046